Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation [Abstract]
Assumptions for Options
Long-term incentive program
Expected volatility	43.21%
Expected dividend yield	6.6%
Expected term (in years)	4.5
Risk-free rate	2.5%

Option Activity
Options	Number of options (in thousands)	Weighted average exercise price (Euro)	Weighted average remaining contractual term (Years)	Aggregate intrinsic value (USD, in thousands)
Outstanding at December 16, 2024	450	1
Granted	—	1
Exercised	—	1
Forfeited or expired	—	1
Outstanding at December 31, 2024	450	1	4.5	$2,015
Exercisable at December 31, 2024	—	—	—	—